Significant Accounting Policies (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of aggregate shares		5,714	24,768
Cash	$ 17,329,000		$ 17,329,000	$ 34,207,000
CIK 001836707 SBEA Merger Sub LLC
Summary of Significant Accounting Policies (Details) [Line Items]
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	0		0	0
Cash	400,000		400,000	$ 200,000
Federal depository insurance corporation	250,000		$ 250,000
Underwriting discount	6,900,000
Deferred underwriting discount	12,075,000
Other offering costs	499,651
Offering costs	18,653,960
IPO [Member] | CIK 001836707 SBEA Merger Sub LLC
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	19,474,651
Public and Private Warrants [Member] | CIK 001836707 SBEA Merger Sub LLC
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 820,691